Discontinued operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	¥ 1,375,790	¥ 1,027,373	¥ 1,022,795
Cost of revenue	(728,586)	(580,260)	(613,780)
Gross profit	647,204	447,113	409,015
Selling expenses	(29,737)	(13,944)	(11,796)
Administrative expenses	(51,321)	(45,118)	(36,495)
Operating profit/(loss)	612,776	455,121	381,651
Finance income	35,840	16,037	16,596
Finance costs	(1,151)	(3,435)
Net finance income	34,689	12,602	16,596
Profit/(loss) before tax	647,465	467,723	398,247
Profit/(loss) from the discontinued operations, net of tax	(243,337)	24,205	23,058
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	618,653	489,699	490,542
Cost of revenue	(582,755)	(445,286)	(437,393)
Gross profit	35,898	44,413	53,149
Other income, net	6,096	6,571	4,650
Selling expenses	(14,509)	(14,107)	(13,990)
Administrative expenses	(23,907)	(20,424)	(28,900)
Impairment loss on property and equipment	(174,026)	0
Impairment loss on intangible assets and goodwill	(78,233)	0
Operating profit/(loss)	(248,681)	16,453	14,909
Finance income	7,391	9,122	8,357
Finance costs	(433)	(1,370)	(208)
Net finance income	6,958	7,752	8,149
Profit/(loss) before tax	(241,723)	24,205	23,058
Income tax expenses	(1,614)	0	0
Profit/(loss) from the discontinued operations, net of tax	(243,337)	24,205	23,058
The condensed cash flows of these affiliated entities were as follows:
Net cash generated from operating activities	118,311	190,049	324,206
Net cash used in investing activities	(48,770)	(389,915)	(229,228)
Net cash generated from / (used in) financing activities	(74,258)	12,421	¥ 6,000
Impairment loss on carrying amount of right-of-use assets	¥ 0	¥ 0